CONDENSED SCHEDULES OF INVESTMENTS	12 Months Ended
Dec. 31, 2013
CONDENSED SCHEDULES OF INVESTMENTS
CONDENSED SCHEDULES OF INVESTMENTS

2.            CONDENSED SCHEDULES OF INVESTMENTS

The Fund’s investments, defined as net unrealized profit (loss) on open contracts on the Statements of Financial Condition, as of December 31, 2013 and 2012 are as follows:

December 31, 2013

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional *	Profit (Loss)	Members’ Capital	Contracts/Notional *	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	112	$(53,747)	-0.29%	(279)	$162,366	0.88%	$108,619	0.59%	January 2014 - May 2014
Currencies - Futures	—	—	0.00%	(8)	218	0.00%	218	0.00%	March 2014
Currencies - Forwards*	7,545,667,054	(69,798)	-0.38%	(7,128,930,748)	158,903	0.86%	89,105	0.48%	January 2014 - March 2014
Energy	89	17,733	0.10%	(7)	4,746	0.03%	22,479	0.13%	January 2014 - November 2014
Interest rates	589	(105,136)	-0.57%	(179)	67,057	0.36%	(38,079)	-0.21%	March 2014 - June 2018
Metals	70	62,455	0.34%	(89)	(76,242)	-0.41%	(13,787)	-0.07%	January 2014 - April 2014
Stock indices	406	651,304	3.54%	(35)	64,155	0.35%	715,459	3.89%	January 2014 - May 2014

Total		$502,811	2.74%		$381,203	2.07%	$884,014	4.81%

December 31, 2012

	Long Positions			Short Positions			Net Unrealized
Commodity Industry	Number of	Unrealized	Percent of	Number of	Unrealized	Percent of	Profit (Loss)	Percent of
Sector	Contracts/Notional*	Profit (Loss)	Members’ Capital	Contracts/Notional*	Profit (Loss)	Members’ Capital	on Open Positions	Members’ Capital	Maturity Dates

Agriculture	34	$(104,054)	-0.31%	(117)	$86,092	0.26%	$(17,962)	-0.05%	February 2013 - May 2013
Currencies - Futures	26	(6,566)	-0.02%	(16)	8,684	0.03%	2,118	0.01%	March 2013
Currencies - Forwards*	16,168,229,411	837,916	2.51%	(12,991,844,361)	(420,644)	-1.26%	417,272	1.25%	January 2013 - March 2013
Energy	24	16,070	0.05%	(29)	(32,210)	-0.10%	(16,140)	-0.05%	January 2013 - May 2013
Interest rates	1,749	73,708	0.22%	(242)	(36,528)	-0.11%	37,180	0.11%	March 2013 - September 2017
Metals	38	(19,621)	-0.06%	(42)	(127,383)	-0.38%	(147,004)	-0.44%	January 2013 - April 2013
Stock indices	638	168,811	0.51%	(5)	(2,370)	-0.01%	166,441	0.50%	January 2013 - May 2013

Total		$966,264	2.90%		$(524,359)	-1.57%	$441,905	1.33%

*Currencies-Forwards are stated in notional amounts.

No individual contract’s unrealized profit or loss comprised greater than 5% of Members’ Capital as of December 31, 2013 and December 31, 2012. With respect to each commodity industry sector listed in the above chart, the net unrealized profit (loss) on open positions is the sum of the unrealized profits (loss) of long positions and short positions of the open contracts, netting unrealized losses against unrealized profits as applicable.  Net unrealized profit and loss provides an approximate measure of the exposure of the Fund to the various sectors as of the date listed, although such exposure can change at any time.